Commitments and contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Rental expenses	¥ 175,000	¥ 222,200	¥ 186,700
Operating lease commitments
2018	182,456
2019	106,676
2020	73,075
2021	54,717
2022	15,126
Thereafter	42,638
Total	474,688
Server custody and bandwidth fee commitments
2018	50,330
2019	29,258
2020	0
2021	0
2022	0
Thereafter	0
Total	79,588
Advertising commitments
2018	5,686
2019	0
2020	0
2021	0
2022	0
Thereafter	0
Total	5,686
Bank loans and accrued interest payable
2018	101,866
2019	786,851
2020	0
2021	0
2022	0
Thereafter	0
Total	888,717
Total
2018	340,338
2019	922,785
2020	73,075
2021	54,717
2022	15,126
Thereafter	42,638
Total	¥ 1,448,679